Document and Entity Information	12 Months Ended
Feb. 26, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	PACIFIC LIFE FUNDS
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Feb 26, 2013
Document Effective Date	Feb 26, 2013
Prospectus Date	Feb 26, 2013

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds (Fund) Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds as supplemented December 19, 2012 and December 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective May 1, 2013. Remember to review the Prospectus for other important information.

PL Growth LT Fund – As a result of action taken by the Fund's board of trustees, including a majority of independent trustees, at its meeting held in December 2012, MFS Investment Management (MFS) will become the management firm of the PL Growth LT Fund and the name of the fund will change to PL Growth Fund. In order to facilitate the manager change, a portion of the portfolio holdings may be sold and new investments purchased in accordance with recommendations by the new manager or management team. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Expected changes to the principal investment strategies will be as follows:

•	Emerging market countries are no longer a principal investment strategy of the fund, although the fund may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The fund normally invests primarily in common stocks. The manager focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the fund's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Feb 26, 2013
Supplement [Text Block]	plf9_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds (Fund) Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds as supplemented December 19, 2012 and December 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective May 1, 2013. Remember to review the Prospectus for other important information.

PL Growth LT Fund – As a result of action taken by the Fund's board of trustees, including a majority of independent trustees, at its meeting held in December 2012, MFS Investment Management (MFS) will become the management firm of the PL Growth LT Fund and the name of the fund will change to PL Growth Fund. In order to facilitate the manager change, a portion of the portfolio holdings may be sold and new investments purchased in accordance with recommendations by the new manager or management team. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Expected changes to the principal investment strategies will be as follows:

•	Emerging market countries are no longer a principal investment strategy of the fund, although the fund may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The fund normally invests primarily in common stocks. The manager focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the fund's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf9_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 26, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds (Fund) Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds as supplemented December 19, 2012 and December 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective May 1, 2013. Remember to review the Prospectus for other important information.

PL Growth LT Fund – As a result of action taken by the Fund's board of trustees, including a majority of independent trustees, at its meeting held in December 2012, MFS Investment Management (MFS) will become the management firm of the PL Growth LT Fund and the name of the fund will change to PL Growth Fund. In order to facilitate the manager change, a portion of the portfolio holdings may be sold and new investments purchased in accordance with recommendations by the new manager or management team. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Expected changes to the principal investment strategies will be as follows:

•	Emerging market countries are no longer a principal investment strategy of the fund, although the fund may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The fund normally invests primarily in common stocks. The manager focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the fund's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Expected changes to the principal investment strategies will be as follows:

•	Emerging market countries are no longer a principal investment strategy of the fund, although the fund may continue to invest in foreign securities.

Below is a summary of the expected principal investment strategies:

The fund normally invests primarily in common stocks. The manager focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). While the manager may invest the fund's assets in companies of any size, the manager generally focuses on companies with large capitalizations. The fund may invest up to 25% of its assets in foreign securities.

The manager uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The manager may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Feb 26, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 26, 2013